CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Variable Interest Entity
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net)	1,626	[1]	1,529	[1]		1,413	[2]
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Other current assets	234	[1]	220	[1]		160	[2]
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Intangible assets, net	75	[1]	93	[1]		107	[2]
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accrued liabilities	718	[1]	694	[1]		626	[2]
Current portion of debt	130	[1]	212	[1]		519	[2]
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Accounts and notes receivable, allowance for doubtful accounts (in dollars)	46		46			52
Accounts and notes receivable, pledged as collateral (in dollars)	592		659			589
Members' equity, units issued (in units)	2,728		2,728		2,728	2,728
Members' equity, units outstanding (in units)	2,728		2,728			2,728
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	31		44			7
Restricted cash	9		2
Accounts and notes receivable (net)	40		29			8
Inventories	42		47			45
Other current assets	1		1			2
Property, plant and equipment, net	382		403			275
Intangible assets, net	20		23			7
Other noncurrent assets	27		21			18
Accounts payable	63		55			56
Accrued liabilities	25		21			16
Current portion of debt	25		16			15
Long-term debt	241		264			185
Other noncurrent liabilities	$ 72		$ 111			$ 109

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."